Fair Value Measurements (Details) - Schedule of fair value measurement inputs and valuation techniques - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of fair value measurement inputs and valuation techniques [Abstract]
Stock price on valuation date (in Dollars per share)	$ 8.02	$ 11.64
Volatility	73.70%	85.60%
Risk-free rate	1.51%	0.34%
Dividend yield